Loan Loss Charges	12 Months Ended
Dec. 31, 2021
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Loan Loss Charges
NOTE 36. LOAN LOSS CHARGES

The following items are included in the account as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Expected credit loss allowance	20,382,127	50,306,792	43,670,035
Direct charge offs	2,880,454	2,567,431	1,611,797

Total	23,262,581	52,874,223	45,281,832

The changes in the expected credit loss allowance between the beginning and the end of the annual period are detailed in Note 45.